Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Borrowings
(a)	As at December 31, 2017 and 2016, borrowings are analyzed as follows:

	2017	2016
	RMB million	RMB million
Non-current

Long-term borrowings
– secured (Notes (i)&(ii)&(iii))	596	755
– unsecured	5,427	314

	6,023	1,069

Corporate bond
– unsecured (Note (iv))	10,000	13,000

Medium-term notes
– unsecured (Note (v))	4,696	4,689

	20,719	18,758
Current

Current portion of long-term borrowings
– secured (Notes (i)&(ii)&(iii))	208	220
– unsecured	3,734	345
Short-term borrowings
– unsecured	20,626	4,195
Ultra short-term financing bills
– unsecured	—	21,986

	24,568	26,746
Current portion of corporate bond
– unsecured (Note (iv))	3,000	—

	27,568	26,746

Total borrowings	48,287	45,504

The borrowings are repayable:

Within one year	27,568	26,746
In the second year	9,126	440
In the third to fifth year	11,566	18,260
After the fifth year	27	58

Total borrowings	48,287	45,504

Notes:

(i)	As at December 31, 2017, bank borrowings of the Group totaling RMB440 million (December 31, 2016: RMB660 million) were secured by mortgages over certain of the Group’s aircraft with aggregate carrying amounts of RMB1,331 million (December 31, 2016: RMB1,443 million).
(ii)	As at December 31, 2017, bank borrowings of the Group amounting to RMB265 million (December 31, 2016: RMB315 million) were secured by certain land use rights of RMB90 million (December 31, 2016: RMB79 million) and investment properties of RMB20 million (December 31, 2016: RMB34 million).
(iii)	As at December 31, 2017, bank borrowings of the Group totaling RMB99 million (December 31, 2016: Nil) were secured by certain of the other flight equipment with aggregate carrying amounts of RMB206 million (December 31, 2016: Nil).
(iv)	The Group issued corporate bonds with aggregate nominal value of RMB3,000 million on November 20, 2015 at a bond rate of 3.63%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date.

The Group issued corporate bonds with aggregate nominal value of RMB5,000 million on March 3, 2016 at a bond rate of 2.97%. The corporate bonds mature in three years.

The Group issued corporate bonds with aggregate nominal value of RMB5,000 million on May 25, 2016 at a bond rate of 3.12%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date.

(v)	Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,300 million on August 15, 2016 at an interest rate of 2.97%. The medium-term notes mature in three years.

Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,600 million on October 20, 2016 at an interest rate of 3.11%. The medium-term notes mature in five years.

Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,800 million on November 21, 2016 at an interest rate of 3.38%. The medium-term notes mature in three years.

Borrowings by Currencies
(d)	The carrying amounts of the borrowings are denominated in the following currencies:

	2017	2016
	RMB million	RMB million
Renminbi	40,086	45,296
USD	8,201	208

	48,287	45,504

Non-current borrowings [member]
Summary of Borrowings
(c)	Details of borrowings with original maturity over one year are as follows:

	2017	2016
	RMB million	RMB million
Renminbi denominated loans
Fixed interest rate at 1.20% per annum as at December 31, 2017, with maturities through 2027	20	20
Corporate Bond - Fixed bond rate at 2.97%~3.63%	13,000	13,000
Medium-term notes- Fixed interest rate at 2.97%~3.38%	4,696	4,689
Floating interest rates 90%, 95%,100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2017, with maturities through 2023	9,781	1,406

USD denominated loans
Floating interest rates at three-month LIBOR + 3.30% per annum as at December 31, 2017, with maturities through 2019	98	—
Floating interest rates at three-month LIBOR + 2.1% per annum as at December 31, 2017, with maturities through 2018	66	208

	27,661	19,323
Less: loans due within one year classified as current liabilities	(6,942)	(565)

	20,719	18,758